ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 Taishidian Holding [Member] CNY	Dec. 31, 2014 Contacting Right of Canteen [Member] CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable	130,140	157,297
Less: Allowance for doubtful accounts	(116,615)	(113,074)
Accounts receivable, net	13,525	44,223	2,180	75,859	7,000
Less: allowance for doubtful accounts
Balance at beginning of year	(113,074)	(34,584)
Addition	(8,041)	(78,867)
Reversal	4,500
Written off		377
Balance at end of year	(116,615)	(113,074)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net	13,525	44,223	$ 2,180	75,859	7,000